Condensed Interim Consolidated Statements of Profit and Loss and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 239,805	$ 417,311
Cost of revenue	119,005	64,772
Gross profit	120,800	352,539
Operating expenses
General and administrative	9,268,054	250,692
Sales and marketing	2,520,496	150,335
Research and development	911,716	206,146
Total operating expenses	12,700,266	607,173
Loss from operations	(12,579,466)	(254,634)
Other income (expense)
Accretion expense	(40,697)	(95,687)
Government grant – research and development	69,109	143,712
Government grant – below market financing		1,897
Interest expense	(75,216)	(73,364)
Other income	23,823	16,355
Total other expense	(22,981)	(7,087)
Loss before income tax	(12,602,447)	(261,721)
Income taxes provision
Net loss	(12,602,447)	(261,721)
Foreign currency translation gain	82,643	82,963
Comprehensive loss	$ (12,519,804)	$ (178,758)
Basic and dilutive loss per ordinary share (in Dollars per share)	$ (0.91)	$ (0.05)
Weighted average number of ordinary shares outstanding (in Shares)	13,821,914	5,607,243